Semiannual Report as of June 30, 2001

Evergreen
                 Variable Annuity Trust
                       VA Equity Index Fund

The First Family of Mutual Funds

Table of Contents

Letter to Shareholders	1	Statement of Assets and Liabilities	23
Fund at a Glance	3	Statement of Operations	24
Portfolio Manager Interview	4	Statement of Changes in Net Assets	25
Financial Highlights	6	Notes to Financial Statements	26
Schedule of Investments	7

Letter to Shareholders

August 2001

William M. Ennis President and CEO	Dennis H. Ferro Chief Investment Officer

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Variable Annuity Trust semiannual report, which covers the six-month period ended June 30, 2001.

Equity Markets Struggle in Uncertain Economy

We began 2001 with the word “recession” looming like a distant dark cloud. As the year 2000 came to a close, economists warned that the economy was slowing rapidly and that the Federal Reserve Board needed to aid a faltering economy. In the middle of December, the futures markets expected three 25 basis point rate cuts by September of this year, to bring the Fed Funds rate to 5.75%. An accommodative Federal Reserve has far surpassed that mark, beginning with a surprise intermeeting rate cut while we were putting away our New Year’s party hats in early January. Five others joined that first rate cut so far this year, landing the Fed Funds rate at 3.25%, with projections holding steady for at least one more cut to come.

The activity in the financial markets over the first half of 2001 can largely be represented by a game of Chutes and Ladders. So far this year, as one index, sector, or individual stock began to climb up the ladder of gains, it fell right back down the chute into negative territory.

A steady barrage of negative earnings warnings battered the equity market. The technology-laden NASDAQ led the declines, posting its worst ever first quarter performance of –25.5%. The Dow Jones Industrial Average and the S&P 500 followed suit, with losses of –1.85% and –6.70%, respectively. Various factors contributed to the deterioration of the indexes. Fears that declines in the Japanese stock market might cause Japanese banks to default, worried markets around the world, and the yen dropped to a 20-month low against the dollar. Most major industry sectors posted negative total returns for the quarter. Technology, capital goods, and healthcare were hit the hardest in the sell-off, while consumer discretionary and transportation were the only sectors that managed to produce positive gains. Most foreign equity markets also suffered sharp setbacks due to disappointing earnings news and growing fears of a spreading growth recession in the U.S.

In the Chutes and Ladders fashion, the market turned around performance in the second quarter. After a difficult first quarter, April provided a welcome reprieve for investors. However, in keeping with the “what goes up must come down” pattern, the U.S. equity market failed to repeat its spectacular April performance in May. The market began the month brimming with optimism, looking past the expected plunge in earnings and lack of visibility for most companies. But, by the final week of the month, negative warnings from high profile companies began to take their toll on market sentiment, triggering a sharp sell-off that wiped out much, if not all, of the prior month’s gains.

Despite the ongoing weakness of the equity market, we remain cautiously optimistic regarding its prospects longer term. Favorable demographics and supportive monetary and fiscal policies are substantial long-term reasons for our optimism. In the shorter-term, we should see a bottoming in year-over-year profits growth in the second quarter releases as comparisons get easier for corporate America.

Fixed Income Investments Offer Reprieve from Volatile Equity Markets

Bonds outperformed stocks again during the first quarter, continuing the trend from 2000. In response to the 150 basis points of cuts from the Federal Reserve, yields on short and intermediate maturity Treasuries fell. The Lehman Brothers Aggregate Bond and Lehman Brothers Government/Credit Indexes returned 3.62% and 3.51%, respectively. The intermediate bond sector posted the best performance for the quarter. Yields on short–intermediate Treasuries fell as much as 90 basis points during the quarter. By contrast, Treasury bond yields were flat to slightly higher, on concern that a tax cut could result in a reduction of the

Letter to Shareholders (continued)

Treasury buy back program and a reversal of the current easy monetary policy and tight fiscal policy mix over the long term. Despite record new-issue supply and a weak corporate earnings outlook, the corporate sector posted the best total return of the major sectors.

The prospect of a rebound of economic activity later this year or early in 2002 in response to the tax cut and aggressive easing of monetary policy should keep yields on Treasury notes and bonds range-bound until inflation news turns decisively better. Corporate and mortgage securities, on the other hand, are still very attractively priced with yield spreads extremely wide by historical standards. Consequently, our fixed income strategy continues to target a neutral duration posture and limited exposure to Treasury securities to take advantage of generous yields and opportunities for capital appreciation offered by corporate and mortgage securities.

The Importance of Diversification

An environment like the past six months offers many reasons for building a diversified portfolio rather than trying to predict the market’s movements. Diversification provides exposure to many different opportunities while reducing the risk of any single investment or strategy.

We invite you to visit our enhanced website, www.EvergreenInvestments.com, for more information about Evergreen Funds. Thank you for your continued investment in Evergreen Funds.

Sincerely,

William M. Ennis
President & CEO
Evergreen Investment Company, Inc.

Dennis H. Ferro
Chief Investment Officer
Evergreen Investment Management Company

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Fund at a Glance as of June 30,  2001

“We believe equities represent an
attractive investment for the
longer-term and think the fund
provides an excellent way to
achieve a diversified exposure to
opportunities in the stock market.”

Portfolio
Management

William E. Zieff
Tenure: May 2000

PERFORMANCE & RETURNS1

Portfolio Inception Date:	9/29/1999

6 month return	–6.70%

Average Annual Returns

1 year	-14.82%

Since Portfolio Inception	–1.19%

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Equity Index Fund1 versus a similar investment in the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index which does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gains distributions.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Institutional Asset Management. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Product.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of June 30, 2001 and subject to change.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Portfolio Manager Interview

How did the fund perform?

The Evergreen VA Equity Index Fund returned –6.70% for the six-month period ended June 30, 2001, tracking the Standard & Poor’s 500 Index, which returned –6.70% for the same period. During the same period, the average return of variable annuity portfolios tracking the S&P 500 was –6.86%. The fund’s objective is to provide exposure to the S&P 500, with minimal variation. Typically, the fund’s performance will closely align with that of the S&P 500. The investment process is designed to keep trading and administrative costs low, minimizing the differential in returns between the fund and the S&P 500.

Portfolio
Characteristics

(as of 6/30/2001)

Total Net Assets	$32,746,244

Number of Holdings	502

P/E Ratio	22.7x

What was the fund’s investment environment like during the period?

The volatility that was characteristic of the equity market in the year 2000 continued into the first six months of this year. The Fed became aggressive in an effort to reinvigorate economic growth, cutting short-term interest rates six different times during the first half of 2001, by a total of 2.75%.

The stock market responded positively to the Fed’s actions, particularly during the second quarter. In June, the Fed cut rates by only a quarter point, which was a smaller reduction than earlier cuts. Many viewed this as a signal from the Fed that economic conditions may be stabilizing. Initially the market rallied in response to the rate cut, but fell back without any follow-on positive news. So far this year, the positive impacts of the Fed’s monetary support and new tax cut legislation have been offset by current poor corporate earnings results.

The best-performing sectors for the period were consumer services and consumer durables, which received a boost as investors shifted out of technology and growth stocks in favor of more defensive companies. Computer hardware and telecommunications equipment were the hardest-hit industries within the technology sector as earnings continued to be hampered by the economic slowdown and lower orders. Electric utilities and power generation companies also suffered due to pressure from higher energy costs and heightened concerns surrounding the California power crisis.

After a flurry of deals in 2000, merger-and-acquisition activity continued this year. Mergers affect the Index, and therefore the fund, as companies listed in the S&P 500 Index are acquired and therefore lose their listing on the Index. Fourteen new companies were added to the Index during the past six months, with most of the activity driven by 13 deletions due to takeovers. The new companies were mostly corporations that had been listed on the S&P Mid-Cap 400 Index.

Top 5 Sectors

(as a percentage of 6/30/2001 net assets)

Information Technology	18.1%

Financials	18.0%

Consumer Discretionary	13.3%

Healthcare	12.6%

Industrials	10.9%

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Portfolio Manager Interview

How did all these changes affect the fund?

The changes in the composition of the Index were incorporated into the fund, so the fund continued to track the performance of the S&P 500. Additions and deletions are closely monitored so that they can be reflected in the portfolio in the most timely and cost effective manner. We use various portfolio construction tools in the daily investment of cash flows to help keep the fund in line with the benchmark in terms of industry weights and portfolio characteristics. As a result, the fund has remained fully invested at all times, and is rebalanced daily to ensure consistency with the S&P 500.

Top 10 Holdings

(as a percentage of 6/30/2001 net assets)

General Electric Co.	4.3%

Microsoft Corp.	3.5%

Exxon Mobil Corp.	2.7%

Citigroup, Inc.	2.4%

Pfizer, Inc.	2.3%

AOL Time Warner, Inc.	2.1%

Wal-Mart Stores, Inc.	2.0%

American International Group, Inc.	1.8%

Intel Corp.	1.8%

International Business Machines Corp.	1.8%

What is your outlook for the next six months?

At this point, it remains unclear when we will see the economy bottom out. Investors have responded by taking a wait-and-see attitude in anticipation of corporate reports of second quarter earnings. While the decline in energy prices and positive action from the Fed could boost stock prices in the near term, we anticipate further volatility as the equity market responds to corporate earnings announcements and economic data reports. These reports are likely to be soft for the next several months.

Longer term, rate reductions and tax cuts may assist the economy and boost corporate profits, as the market continues to work through the impact of the bursting of the dot-com bubble. We believe equities represent an attractive investment for the longer-term and think the fund provides a way to achieve a diversified exposure to opportunities in the stock market.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2001 (unaudited)	Year Ended December 31,

		2000	1999 (a)

Net asset value, beginning of period	$10.30	$11.48	$10.00

Income from investment operations
Net investment income	0.05	0.10	0.03
Net realized and unrealized gains or losses on securities and futures contracts	(0.74)	(1.15)	1.51

Total from investment operations	(0.69)	(1.05)	1.54

Distributions to shareholders from
Net investment income	0	(0.10)	(0.03)
Net realized gains	0	(0.03)	(0.03)

Total distributions	0	(0.13)	(0.06)

Net asset value, end of period	$9.61	$10.30	$11.48

Total return*	(6.70%)	(9.11%)	15.47%
Ratios and supplemental data
Net assets, end of period (thousands)	$32,746	$31,796	$18,685

Ratios to average net assets
Expenses‡	0.30%†	0.31%	0.31%†
Net investment income	1.03%†	1.15%	1.34%†
Portfolio turnover rate	1%	11%	5%

(a)	For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
*	Total return does not reflect charges attributable to your insurance company’s separate account.
†	Annualized.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

See Notes to Financial Statements.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–98.8%
CONSUMER DISCRETIONARY–13.3%
Auto Components–0.4%
Cooper Tire & Rubber Co.	212	$3,010
Dana Corp.	430	10,036
Delphi Automotive Systems Corp.	1,637	26,078
Eaton Corp.	202	14,160
Genuine Parts Co.	503	15,845
Goodyear Tire & Rubber Co.	464	12,992
Johnson Controls, Inc.	253	18,335
TRW, Inc.	365	14,965
Visteon Corp.	384	7,058

		122,479

Automobiles–0.9%
Ford Motor Co.	5,367	131,760
General Motors Corp.	1,609	103,539
Harley-Davidson, Inc.	887	41,760

		277,059

Distributors–0.0%
W.W. Grainger, Inc.	277	11,401

Hotels, Restaurants & Leisure–0.9%
Carnival Corp., Class A	1,715	52,650
Darden Restaurants, Inc.	350	9,765
Harrahs Entertainment, Inc. *	343	12,108
Hilton Hotels Corp.	1,078	12,505
Marriott International, Inc., Class A	715	33,848
McDonald’s Corp.	3,793	102,639
Starbucks Corp. *	1,115	25,645
Starwood Hotels & Resorts	583	21,734
Tricon Global Restaurants, Inc. *	430	18,877
Wendy’s International, Inc.	330	8,428

		298,199

Household Durables–0.3%
Black & Decker Corp.	240	9,470
Centex Corp.	174	7,091
KB Home	128	3,862
Leggett & Platt, Inc.	571	12,579
Maytag Corp.	223	6,525
Newell Rubbermaid, Inc.	779	19,553
Pulte Corp.	124	5,286
Snap-on, Inc.	169	4,083
Stanley Works	250	10,470

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
CONSUMER DISCRETIONARY–continued
Household Durables–continued
Tupperware Corp.	170	$3,983
Whirlpool Corp.	194	12,125

		95,027

Leisure Equipment & Products–0.2%
Brunswick Corp.	256	6,152
Eastman Kodak Co.	848	39,584
Hasbro, Inc.	504	7,283
Mattel, Inc. *	1,258	23,801

		76,820

Media–5.1%
AOL Time Warner, Inc. *	12,997	688,841
Clear Channel Communications, Inc. *	1,723	108,032
Comcast Cable Communications Corp., Class A *	2,772	120,305
Dow Jones & Co., Inc.	255	15,226
Gannett Co., Inc.	776	51,138
Harcourt General, Inc.	213	12,394
Interpublic Group of Companies, Inc.	1,100	32,285
Knight-Ridder, Inc.	214	12,690
McGraw-Hill Companies, Inc.	572	37,838
Meredith Corp.	146	5,228
New York Times Co., Class A	469	19,698
Omnicom Group, Inc.	543	46,698
TMP Worldwide, Inc.	311	18,660
Tribune Co.	875	35,009
Univision Communications, Inc., Class A *	611	26,139
Viacom, Inc., Class B *	5,222	270,239
Walt Disney Co.	6,130	177,096

		1,677,516

Multi-line Retail–3.1%
Big Lots, Inc. *	331	4,528
Costco Wholesale Corp. *	1,320	54,226
Dillards, Inc., Class A	249	3,802
Dollar General Corp.	964	18,798
Federated Department Stores, Inc. *	579	24,608
J.C. Penney Co., Inc.	768	20,244
Kmart Corp. *	1,430	16,402
Kohl’s Corp. *	977	61,287
May Department Stores Co.	874	29,943

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
CONSUMER DISCRETIONARY–continued
Multi-line Retail–continued
Sears, Roebuck & Co.	963	$40,745
Target Corp.	2,637	91,240
Wal-Mart Stores, Inc.	13,115	640,012

		1,005,835

Specialty Retail–2.1%
Autozone, Inc. *	329	12,338
Bed Bath & Beyond, Inc. *	846	26,395
Best Buy Co., Inc. *	614	39,001
Circuit City Stores, Inc.	611	10,998
Gap, Inc.	2,521	73,109
Home Depot, Inc.	6,845	318,635
Limited, Inc.	1,245	20,567
Lowes Companies, Inc.	1,128	81,836
Nordstrom, Inc.	393	7,290
Office Depot, Inc. *	870	9,031
RadioShack Corp.	544	16,592
Staples, Inc. *	1,332	21,299
Tiffany & Co.	426	15,430
TJX Companies, Inc.	822	26,197
Toys “R” Us, Inc. *	580	14,355

		693,073

Textiles & Apparel–0.3%
Cintas Corp.	494	22,848
Liz Claiborne, Inc.	153	7,719
Nike, Inc., Class B	795	33,382
Reebok International, Ltd. *	171	5,463
V.F. Corp.	328	11,933

		81,345

CONSUMER STAPLES–7.5%
Beverages–2.1%
Adolph Coors Co.	110	5,520
Anheuser Busch Companies, Inc.	2,633	108,479
Brown Forman Corp., Class B	200	12,788
Coca Cola Enterprises, Inc.	1,227	20,061
Coca-Cola Co.	7,296	328,320
Pepsi Bottling Group, Inc.	419	16,802
PepsiCo., Inc.	4,294	189,795

		681,765

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
CONSUMER STAPLES–continued
Food & Drug Retailing–1.2%
Albertsons, Inc.	1,188	$35,628
CVS Corp.	1,153	44,506
Kroger Co. *	2,378	59,450
Longs Drug Stores Corp.	111	2,392
Safeway, Inc. *	1,482	71,136
SuperValu, Inc.	387	6,792
SYSCO Corp.	1,972	53,540
Walgreen Co.	2,986	101,972
Winn Dixie Stores, Inc.	409	10,687

		386,103

Food Products–1.4%
Archer Daniels Midland Co.	1,851	24,063
Campbell Soup Co.	1,197	30,823
Conagra, Inc.	1,575	31,201
General Mills, Inc.	832	36,425
H.J. Heinz Co.	1,022	41,790
Hershey Foods Corp.	399	24,622
Kellogg Co.	1,190	34,510
Quaker Oats Co.	386	35,222
Ralston Purina Co.	906	27,198
Sara Lee Corp.	2,307	43,695
Unilever NV	1,676	99,839
W.M. Wrigley Junior Co.	660	30,921

		460,309

Household Products–0.8%
Alberto Culver Co., Class B	167	7,021
American Greetings Corp., Class A	186	2,046
Procter & Gamble Co.	3,799	242,376

		251,443

Personal Products–1.0%
Avon Products, Inc.	695	32,165
Clorox Co.	691	23,390
Colgate-Palmolive Co.	1,645	97,039
Gillette Co.	3,093	89,666
International Flavors & Fragrances, Inc.	280	7,036
Kimberly-Clark Corp.	1,561	87,260

		336,556

Tobacco–1.0%
Philip Morris Companies, Inc.	6,452	327,439
UST, Inc.	480	13,853

		341,292

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
ENERGY–6.5%
Energy Equipment & Services–0.7%
Baker Hughes, Inc.	984	$32,964
Halliburton Co.	1,258	44,785
Nabors Industries, Inc. *	430	15,996
Noble Drilling Corp. *	393	12,871
Rowan Co., Inc. *	276	6,099
Schlumberger, Ltd.	1,681	88,505
Transocean Sedco Forex, Inc.	932	38,445

		239,665

Oil & Gas–5.8%
Amerada Hess Corp.	260	21,008
Anadarko Petroleum Corp.	735	39,712
Apache Corp.	366	18,574
Ashland, Inc.	204	8,180
Burlington Resources, Inc.	618	24,689
Chevron Corp.	1,881	170,230
Conoco, Inc., Class B	1,832	52,945
Devon Energy Corp.	378	19,845
EOG Resources, Inc.	340	12,087
Exxon Mobil Corp.	10,120	883,982
Kerr-McGee Corp.	277	18,357
Occidental Petroleum Corp.	1,083	28,797
Phillips Petroleum Co.	750	42,750
Royal Dutch Petroleum Co.	6,290	366,518
Sunoco, Inc.	246	9,011
Texaco, Inc.	1,616	107,626
Tosco Corp.	450	19,822
Unocal Corp.	711	24,281
USX-Marathon Group	907	26,766

		1,895,180

FINANCIALS–18.0%
Banks–5.9%
AmSouth Bancorp	1,088	20,117
Bank of America Corp.	4,702	282,261
Bank of New York Co., Inc.	2,157	103,536
Bank One Corp.	3,418	122,364
BB&T Corp.	1,194	43,820
Charter One Financial, Inc.	610	19,459
Comerica, Inc.	523	30,125
Fifth Third Bancorp	1,688	101,364
First Union Corp. °	2,878	100,557
FleetBoston Financial Corp.	3,177	125,333

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
FINANCIALS–continued
Banks–continued
Golden West Financial Corp.	465	$29,872
Huntington Bancshares, Inc.	736	12,034
KeyCorp	1,242	32,354
Mellon Financial Corp.	1,399	64,354
National City Corp.	1,762	54,234
Northern Trust Corp.	653	40,812
PNC Financial Services Group	846	55,658
Regions Financial Corp.	665	21,280
SouthTrust Corp.	997	25,922
State Street Corp.	954	47,213
Suntrust Banks, Inc.	856	55,452
Synovus Financial Corp.	847	26,579
U.S. Bancorp	5,590	127,396
Union Planters Corp.	403	17,571
Wachovia Corp.	617	43,900
Washington Mutual, Inc.	2,574	96,654
Wells Fargo & Co.	5,034	233,729
Zions Bancorp	271	15,989

		1,949,939

Diversified Financials–7.9%
American Express Co.	3,881	150,583
Bear Stearns Companies, Inc.	307	18,104
Capital One Financial Corp.	611	36,660
Charles Schwab Corp.	4,066	62,210
Citigroup, Inc.	14,751	779,443
Conseco, Inc. *	986	13,459
Countrywide Credit Industries, Inc.	345	15,829
Crane Co.	175	5,425
Fannie Mae	2,934	249,830
Fortune Brands, Inc.	450	17,262
Franklin Resources, Inc.	775	35,472
Freddie Mac	2,031	142,170
Household International, Inc.	1,360	90,712
J.P. Morgan Chase & Co.	5,823	259,706
John Hancock Financial Services, Inc.	903	36,355
Lehman Brothers Holdings, Inc.	723	56,213
MBNA Corp.	2,498	82,309
McDermott International, Inc. *	175	2,039
Merrill Lynch & Co., Inc.	2,462	145,873
Moody’s Corp.	460	15,410
Morgan Stanley Dean Witter & Co.	3,264	209,647

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
FINANCIALS–continued
Diversified Financials–continued
National Service Industries, Inc.	121	$2,731
Providian Financial Corp.	837	49,550
Ryder Systems, Inc.	173	3,391
Stilwell Financial, Inc.	641	21,512
T. Rowe Price Group, Inc.	360	13,460
Textron, Inc.	414	22,786
USA Education, Inc.	478	34,894

		2,573,035

Insurance–4.2%
AFLAC, Inc.	1,542	48,558
Allstate Corp.	2,125	93,479
AMBAC Financial Group, Inc.	309	17,984
American General Corp.	1,464	68,003
American International Group, Inc.	6,838	588,068
Aon Corp.	768	26,880
Chubb Corp.	514	39,799
CIGNA Corp.	438	41,969
Cincinnati Financial Corp.	470	18,565
Hartford Financial Services Group, Inc.	695	47,538
Jefferson Pilot Corp.	445	21,502
Lincoln National Corp.	549	28,411
Loews Corp.	578	37,240
Marsh & McLennan Co.	808	81,608
MBIA, Inc.	433	24,109
MetLife, Inc.	2,199	68,125
MGIC Investment Corp.	313	22,736
Progressive Corp.	216	29,201
SAFECO Corp.	374	11,033
St. Paul Companies, Inc.	629	31,884
Torchmark Corp.	367	14,757
UnumProvident Corp.	705	22,645

		1,384,094

HEALTH CARE–12.6%
Biotechnology–0.9%
Amgen, Inc. *	3,060	185,681
Applera Corp.	617	16,505
Biogen, Inc. *	436	23,701
Chiron Corp. *	556	28,356
MedImmune, Inc. *	622	29,358

		283,601

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
HEALTH CARE–continued
Health Care Equipment & Supplies–continued
Bausch & Lomb, Inc.	160	$5,798
Baxter International, Inc.	1,737	85,113
Becton Dickinson & Co.	753	26,950
Biomet, Inc.	523	25,135
Boston Scientific Corp. *	1,182	20,094
C.R. Bard, Inc.	150	8,543
Guidant Corp. *	900	32,400
Medtronic, Inc.	3,545	163,105
Saint Jude Medical, Inc. *	250	15,000
Stryker Corp.	575	31,539

		413,677

Health Care Providers & Services–1.2%
Aetna US Healthcare, Inc. *	416	10,762
Cardinal Health, Inc.	1,307	90,183
HCA-The Healthcare Corp.	1,576	71,219
HealthSouth Corp. *	1,137	18,158
Humana, Inc. *	490	4,827
IMS Health, Inc.	864	24,624
Manor Care, Inc. *	301	9,557
McKesson HBOC, Inc.	835	30,995
Quintiles Transnational Corp. *	340	8,585
Tenet Healthcare Corp. *	951	49,062
UnitedHealth Group, Inc.	930	57,427
Wellpoint Health Networks, Inc., Class A *	184	17,340

		392,739

Pharmaceuticals–9.3%
Abbott Laboratories	4,543	218,109
Allergan, Inc.	386	33,003
American Home Products Corp.	3,855	225,286
Bristol-Myers Squibb Co.	5,701	298,162
Eli Lilly & Co.	3,296	243,904
Forest Laboratories, Inc. *	516	36,636
Johnson & Johnson Co.	8,883	444,150
King Pharmaceuticals, Inc. *	502	26,983
Merck & Co., Inc.	6,726	429,859
Pfizer, Inc.	18,518	741,646
Pharmacia Corp.	3,816	175,345
Schering-Plough Corp.	4,291	155,506
Watson Pharmaceuticals, Inc. *	309	19,047

		3,047,636

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
INDUSTRIALS–10.9%
Aerospace & Defense–1.2%
B.F. Goodrich Co.	303	$11,508
Boeing Co.	2,559	142,280
General Dynamics Corp.	589	45,830
Lockheed Martin Corp.	1,274	47,202
Northrop Grumman Corp.	250	20,025
Raytheon Co.	1,042	27,665
United Technologies Corp.	1,380	101,099

		395,609

Air Freight & Couriers–0.1%
FedEx Corp. *	900	36,180

Airlines–0.2%
AMR Corp.	448	16,186
Delta Air Lines, Inc.	360	15,869
Southwest Airlines Co.	2,234	41,307
US Airways Group, Inc. *	200	4,860

		78,222

Building Products–0.1%
Masco Corp.	1,348	33,646

Commercial Services & Supplies–1.7%
Allied Waste Industries, Inc. *	580	10,834
Automatic Data Processing, Inc.	1,831	91,001
Avery Dennison Corp.	322	16,438
Cendant Corp. *	2,498	48,711
Computer Sciences Corp. *	493	17,058
Concord EFS, Inc. *	706	36,719
Convergys Corp. *	498	15,065
Deluxe Corp.	210	6,069
Equifax, Inc.	418	15,332
First Data Corp.	1,149	73,823
Fiserv, Inc. *	363	23,225
H&R Block, Inc.	267	17,235
Paychex, Inc.	1,095	43,800
Pitney Bowes, Inc.	721	30,369
R.R. Donnelley & Sons Co.	343	10,187
Robert Half International, Inc. *	515	12,818
Sabre Group Holdings, Inc., Class A *	388	19,400
Waste Management, Inc.	1,834	56,524
Xerox Corp.	2,027	19,398

		564,006

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
INDUSTRIALS–continued
Construction & Engineering–0.0%
Fluor Corp.	231	$10,430

Electrical Equipment–0.4%
American Power Conversion Corp. *	570	8,977
Cooper Industries, Inc.	274	10,848
Emerson Electric, Co.	1,256	75,988
Molex, Inc.	571	20,859
Power One, Inc. *	227	3,777
Thomas & Betts Corp.	168	3,708

		124,157

Industrial Conglomerates–6.2%
Danaher Corp.	418	23,408
Dover Corp.	596	22,439
General Electric Co.	29,138	1,420,477
Honeywell International, Inc.	2,374	83,066
ITT Industries, Inc.	260	11,505
Minnesota Mining & Manufacturing Co.	1,161	132,470
Thermo Electron Corp. *	529	11,649
Tyco International, Ltd.	5,681	309,615

		2,014,629

Machinery–0.6%
Caterpillar, Inc.	1,006	50,350
Cummins Engine, Inc.	120	4,644
Deere & Co.	688	26,041
Illinois Tool Works, Inc.	891	56,400
Ingersoll Rand Co.	469	19,323
Navistar International Corp., Inc. *	174	4,895
Paccar, Inc.	223	11,467
Parker Hannifin Corp.	340	14,429
Timken Co.	174	2,947

		190,496

Road & Rail–0.4%
Burlington Northern Santa Fe Corp.	1,149	34,665
CSX Corp.	624	22,614
Norfolk Southern Corp.	1,123	23,246
Union Pacific Corp.	727	39,920

		120,445

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
INFORMATION TECHNOLOGY–18.1%
Communications Equipment–2.8%
Avaya, Inc. *	830	$11,371
Cabletron Systems, Inc. *	551	12,590
Cisco Systems, Inc. *	21,470	390,754
Comverse Technology, Inc. *	501	28,607
Corning, Inc.	2,728	45,585
Lucent Technologies, Inc.	9,991	61,944
Motorola, Inc.	6,442	106,680
Nortel Networks Corp.	9,346	84,955
QUALCOMM, Inc. *	2,221	129,884
Scientific Atlanta, Inc.	475	19,285
Tellabs, Inc. *	1,200	23,256

		914,911

Computers & Peripherals–4.6%
Apple Computer *	1,019	23,692
Compaq Computer Corp.	4,954	76,737
Dell Computer Corp. *	7,630	199,525
EMC Corp. *	6,473	188,041
Gateway, Inc. *	944	15,529
Hewlett-Packard Co.	5,699	162,991
International Business Machines Corp.	5,096	575,848
Lexmark International Group, Inc., Class A *	376	25,286
NCR Corp. *	283	13,301
Network Appliance, Inc. *	950	13,015
Palm, Inc. *	1,663	10,094
QLogic Corp. *	270	17,402
Sun Microsystems, Inc. *	9,553	150,173
Symbol Technologies, Inc.	661	14,674
Unisys Corp. *	926	13,621

		1,499,929

Electronic Equipment & Instruments–0.6%
Agilent Technologies, Inc. *	1,339	43,518
Andrew Corp. *	238	4,391
JDS Uniphase Corp. *	3,861	48,262
Perkinelmer, Inc.	300	8,259
Rockwell International Corp.	534	20,356
Sanmina Corp. *	933	21,842
Solectron Corp. *	1,916	35,063
Tektronix, Inc. *	273	7,412

		189,103

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
INFORMATION TECHNOLOGY–continued
Internet Software & Services–0.1%
Broadvision, Inc. *	785	$3,925
Yahoo!, Inc. *	1,663	33,243

		37,168

IT Consulting & Services–0.2%
Electronic Data Systems Corp.	1,372	85,750

Semiconductor Equipment & Products–4.1%
Advanced Micro Devices, Inc. *	1,008	29,111
Altera Corp.	1,134	32,886
Analog Devices, Inc. *	1,055	45,629
Applied Materials, Inc. *	2,385	117,103
Applied Micro Circuits Corp. *	878	15,102
Broadcom Corp. *	762	32,583
Conexant Systems, Inc. *	722	6,462
Intel Corp.	19,727	577,015
Jabil Circuit, Inc. *	560	17,281
KLA-Tencor Corp. *	542	31,691
Linear Technology Corp.	932	41,213
LSI Logic Corp. *	1,055	19,834
Maxim Integrated Products, Inc. *	963	42,574
Micron Technology, Inc. *	1,749	71,884
National Semiconductor Corp. *	507	14,764
Novellus Systems, Inc. *	416	23,625
Teradyne, Inc. *	509	16,848
Texas Instruments, Inc.	5,092	160,398
Vitesse Semiconductor Corp.	536	11,277
Xilinx, Inc. *	975	40,209

		1,347,489

Software–5.7%
Adobe Systems, Inc.	703	33,041
Autodesk, Inc.	158	5,893
BMC Software, Inc. *	712	16,049
Citrix Systems, Inc. *	540	18,846
Computer Associates International, Inc.	1,690	60,840
Compuware Corp. *	1,078	15,081
Intuit, Inc.	610	24,394
Mercury Interactive Corp. *	242	14,496
Microsoft Corp. *	15,788	1,152,524
Novell, Inc. *	924	5,258
Oracle Systems Corp. *	16,467	312,873
Parametric Technology Corp. *	769	10,758
Peoplesoft, Inc. *	862	42,436

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
INFORMATION TECHNOLOGY–continued
Software–continued
Sapient Corp. *	352	$3,432
Siebel Systems, Inc. *	1,329	62,330
Veritas Software Corp. *	1,165	77,508

		1,855,759

MATERIALS–2.6%
Chemicals–1.3%
Air Products & Chemicals, Inc.	667	30,515
Dow Chemical Co.	2,632	87,514
E.I. DuPont De Nemours & Co.	3,059	147,566
Eastman Chemical Co.	225	10,717
Ecolab, Inc.	373	15,282
Engelhard Corp.	382	9,852
FMC Corp. *	90	6,170
Great Lakes Chemical Corp.	147	4,535
Hercules, Inc. *	311	3,514
Millipore Corp.	140	8,677
Pall Corp.	359	8,447
PPG Industries, Inc.	492	25,865
Praxair, Inc.	469	22,043
Rohm & Haas Co.	643	21,155
Sherwin Williams Co.	460	10,212
Sigma-Aldrich Corp.	222	8,574

		420,638

Construction Materials–0.0%
Vulcan Materials Co.	296	15,910

Containers & Packaging–0.1%
Ball Corp.	82	3,900
Bemis Co., Inc.	155	6,226
Pactiv Corp. *	464	6,218
Sealed Air Corp. *	244	9,089
Temple Inland, Inc.	144	7,674

		33,107

Metals & Mining–0.7%
Alcan Aluminum, Ltd.	936	39,331
Alcoa, Inc.	2,532	99,761
Allegheny Technologies, Inc.	233	4,215
Barrick Gold Corp.	1,155	17,498
Freeport McMoran Copper & Gold, Inc., Class B *	421	4,652
Homestake Mining Co.	766	5,936
Inco, Ltd. *	533	9,199

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
MATERIALS–continued
Metals & Mining–continued
Newmont Mining Corp.	570	$10,608
Nucor Corp.	230	11,245
Phelps Dodge Corp.	230	9,545
Placer Dome, Inc.	961	9,418
USX-U.S. Steel Group	260	5,239
Worthington Industries, Inc.	249	3,386

		230,033

Paper & Forest Products–0.5%
Boise Cascade Corp.	168	5,909
Georgia-Pacific Corp.	660	22,341
International Paper Co.	1,416	50,551
Louisiana Pacific Corp.	302	3,542
Mead Corp.	290	7,871
Potlatch Corp.	83	2,856
Westvaco Corp.	300	7,287
Weyerhaeuser Co.	631	34,686
Willamette Industries, Inc.	320	15,840

		150,883

TELECOMMUNICATION SERVICES–5.6%
Diversified Telecommunication Services–5.3%
ADC Telecommunications, Inc. *	2,282	15,061
ALLTEL Corp.	918	56,237
AT&T Corp.	10,121	222,662
BellSouth Corp.	5,497	221,364
Centurytel, Inc.	413	12,514
Citizens Communications Co. *	833	10,021
Global Crossing, Ltd. *	2,600	22,464
Qwest Communications International, Inc. *	4,873	155,302
SBC Communications, Inc.	9,880	395,793
Sprint Corp.	2,599	55,515
Verizon Communications	7,934	424,469
WorldCom, Inc. *	8,472	120,302

		1,711,704

Wireless Telecommunications Services–0.3%
Nextel Communications, Inc. *	2,244	39,270
Sprint Corp. (PCS Group), Ser. 1 *	2,748	66,364

		105,634

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
UTILITIES–3.7%
Electric Utilities–2.7%
AES Corp. *	1,560	$67,158
Allegheny Energy, Inc.	364	17,563
Ameren Corp.	401	17,123
American Electric Power Co., Inc.	945	43,631
Calpine Corp. *	876	33,113
Cinergy Corp.	465	16,252
CMS Energy Corp.	385	10,722
Consolidated Edison, Inc.	620	24,676
Constellation Energy Group, Inc.	478	20,363
Dominion Resources, Inc.	725	43,594
DTE Energy Co.	482	22,384
Duke Energy Corp.	2,264	88,319
Dynegy, Inc., Class A	956	44,454
Edison International *	952	10,615
Entergy Corp.	647	24,838
Exelon Corp.	940	60,273
FirstEnergy Corp.	660	21,226
FPL Group, Inc.	515	31,008
GPU, Inc.	350	12,302
Mirant Corp. *	995	34,228
Niagara Mohawk Holdings, Inc. *	465	8,226
Nisource, Inc.	603	16,480
PG&E Corp.	1,132	12,678
Pinnacle West Capital Corp.	250	11,850
PPL Corp.	428	23,540
Progress Energy, Inc.	604	27,132
Public Service Enterprise Group, Inc.	608	29,731
Reliant Energy, Inc.	872	28,087
Southern Co.	2,009	46,709
TXU Corp.	753	36,287

		884,562

Gas Utilities–0.9%
El Paso Corp.	1,493	78,442
Enron Corp.	2,188	107,212
Keyspan Corp.	401	14,628
Kinder Morgan, Inc.	334	16,784
NICOR, Inc.	133	5,184
Oneok, Inc.	174	3,428
Peoples Energy Corp.	104	4,181
Sempra Energy	601	16,431
Williams Companies, Inc.	1,421	46,822

		293,112

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
UTILITIES–continued
Multi-Utilities–0.1%
Xcel Energy, Inc.	1,006	$28,621

Total Common Stocks		32,347,921

	Principal Amount	Value

SHORT-TERM INVESTMENTS–1.4%
U. S. TREASURY OBLIGATIONS–0.6%
U. S. Treasury Bills 0.00%, 7/19/2001	$200,000	199,647

	Shares	Value

MUTUAL FUND SHARES–0.8%
Evergreen Select Money Market Fund ø	263,618	263,618

Total Short-Term Investments		463,265

Total Investments–(cost $35,644,202)–100.2%		32,811,186
Other Assets and Liabilities–(0.2%)		(64,942)

Net Assets–100.0%		$32,746,244

At June 30, 2001 the Fund had open futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at June 30, 2001	Unrealized Loss

September 2001	1 S&P 500 Index	$ 311,013	$ 307,918	$ (3,095)

*	Non income producing security.
°	Investment in non-controlled affiliate. The Fund owns shares of First Union Corp. with a cost basis of $94,579 at June 30, 2001. The Fund earned $1,308 of income from First Union Corp. during the year ended June 30, 2001.
ø	The advisor of the Fund and the advisor of the money market fund are each a subsidiary of First Union National Bank.

See Notes to Financial Statements.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Statement of Assets and Liabilities

June 30, 2001 (Unaudited)

Assets
Identified cost of securities	$35,644,202
Net unrealized gains or losses on securities	(2,833,016)

Market value of securities	32,811,186
Foreign currency, at value (cost $16)	16
Receivable for securities sold	1,297
Receivable for Fund shares sold	62,320
Dividends and interest receivable	24,635
Receivable for daily variation margin on open futures contracts	1,175
Receivable from investment advisor	5,335

Total assets	32,905,964

Liabilities
Payable for securities purchased	99,498
Payable for Fund shares redeemed	51,398
Due to other related parties	269
Accrued expenses and other liabilities	8,555

Total liabilities	159,720

Net assets	$32,746,244

Net assets represented by
Paid-in capital	$36,283,118
Undistributed net investment income	163,640
Accumulated net realized losses on securities and futures contracts	(864,403)
Net unrealized losses on securities and futures contracts	(2,836,111)

Total net assets	$32,746,244

Shares outstanding	3,409,115

Net asset value per share	$9.61

See Notes to Financial Statements.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Statement of Operations

Six Months Ended June 30, 2001 (Unaudited)

	Investment income
	Dividends (net of foreign withholding taxes of $1,063)	$189,425
	Interest	21,925

	Total investment income	211,350

	Expenses
	Advisory fee	50,891
	Administrative services fees	15,903
	Transfer agent fee	145
	Trustees’ fees and expenses	318
	Printing and postage expenses	5,519
	Custodian fee	3,576
	Professional fees	7,894
	Other	238

	Total expenses	84,484
Less:	Expense reductions	(614)
	Fee waivers	(36,160)

	Net expenses	47,710

	Net investment income	163,640

	Net realized and unrealized gains or losses on securities and futures contracts
	Net realized losses on:
	Securities	(134,912)
	Futures contracts	(106,634)

	Net realized losses on securities and futures contracts	(241,546)

	Net change in unrealized gains or losses on securities and futures contracts	(2,218,764)

	Net realized and unrealized losses on securities and futures contracts	(2,460,310)

	Net decrease in net assets resulting from operations	$(2,296,670)

See Notes to Financial Statements.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Statements of Changes in Net Assets

	Six Months Ended June 30, 2001 (unaudited)	Year Ended December 31, 2000

Operations
Net investment income	$163,640	$313,759
Net realized losses on securities and futures contracts	(241,546)	(563,215)
Net change in unrealized gains or losses on securities and futures contracts	(2,218,764)	(2,690,190)

Net decrease in net assets resulting from operations	(2,296,670)	(2,939,646)

Distributions to shareholders from
Net investment income	0	(315,610)
Net realized gains	0	(60,908)

Total distributions to shareholders	0	(376,518)

Capital share transactions
Proceeds from shares sold	4,279,349	18,344,044
Payment for shares redeemed	(1,032,769)	(2,150,452)
Net asset value of shares issued in reinvestment of distributions	0	233,471

Net increase in net assets resulting from capital share transactions	3,246,580	16,427,063

Total increase in net assets	949,910	13,110,899
Net assets
Beginning of period	31,796,334	18,685,435

End of period	$32,746,244	$31,796,334

Undistributed net investment income	$163,640	$0

Other Information:
Share increase (decrease)
Shares sold	431,618	1,632,156
Shares redeemed	(108,879)	(196,073)
Shares issued in reinvestment of distributions	0	23,069

Net increase in shares	322,739	1,459,152

See Notes to Financial Statements.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION

The Evergreen VA Equity Index Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware business trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A.  Valuation of Investments

Listed equity securities are valued at the last sale price reported on the national securities exchange, where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

B.  Futures Contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

C.  Security Transactions and Investment Income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums relating to fixed-income securities held by the Fund. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

D.  Federal Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

E.  Distributions

Distributions to shareholders from net investment income and net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Notes to Financial Statements (Unaudited) (continued)

3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

On May 11, 2001, the Fund’s Board of Trustees approved the transfer of the investment advisory contracts with First Union National Bank to Evergreen Investment Management Company, LLC (“EIMC”). Under Securities and Exchange Commission rules and no-action letters, this transfer did not require shareholder approval as the parties involved were all wholly owned subsidiaries of and controlled by First Union Corporation (“First Union”) and neither the fees nor services were changed.

EIMC, an indirect, wholly owned subsidiary of First Union, is the investment advisor to the Fund and is paid a management fee that is calculated and paid daily. The management fee is computed at a rate of 0.32% of the average daily net assets of the Fund.

During the six months ended June 30, 2001, the amount of investment advisory fees waived by the investment advisor was $36,160. The impact on the Fund’s annualized expense ratio represented as a percentage of its average daily net assets was 0.23%.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly owned subsidiary of First Union, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly owned subsidiary of First Union, is the transfer and dividend disbursing agent for the Fund.

Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

4.  SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $4,503,827 and $454,827, respectively, for the six months ended June 30, 2001.

On June 30, 2001, the aggregate cost of securities for federal income tax purposes was $35,644,202. The gross unrealized appreciation and depreciation on securities based on that cost was $2,819,049 and $5,652,065, respectively, with a net unrealized depreciation of $2,833,016.

As of December 31, 2000, the Fund had a capital loss carryover for federal income tax purposes of $120,431 expiring in 2008.

For income tax purposes, capital losses incurred after October 31 within a Fund’s fiscal year are deemed to arise on the first business day of the Fund’s following fiscal year. As of December 31, 2000, the Fund incurred and elected to defer post October losses of $71,750.

5.  EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and its custodian, a portion of the fund expenses have been reduced. The Fund received $614 in expense reductions. The impact of the total expense reductions on the Fund’s annualized expense ratio represented as a percentage of its average nets assets was 0.00%.

6.  DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Notes to Financial Statements (Unaudited) (continued)

(For a share outstanding throughout each period)

7.  FINANCING AGREEMENT

The Fund and certain other Evergreen Funds share in a $775 million unsecured revolving credit commitment to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Evergreen Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the Evergreen Funds are charged an annual commitment fee of 0.10% of the unused balance, which is allocated pro rata. For its assistance in arranging the financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $150,000, which was charged to the Evergreen Funds and also allocated pro rata.

During the six months ended June 30, 2001, the Fund had no borrowings under this agreement.

Variable Annuities

NOT FDIC INSURED	May lose value No bank guarantee

Evergreen Investment Services, Inc.

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